Notes to the statement of financial position - Goodwill and other intangible assets, narrative (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) group	Dec. 31, 2016 EUR (€) group	Dec. 31, 2015 EUR (€) group
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash-generating unit groups | group	2	2	2
Carrying amount of goodwill	€ 107,481,000	€ 126,496,000
Period of time of approved financial budgets used for calculating value in use, EBITDA	5 years
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	€ 227,116,000	€ 230,501,000	€ 226,570,000
Rubber
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Period of time of approved financial budgets used for calculating recoverable amount of cash-generating units	5 years
Post-tax discount rate applied to post-tax cash flow projections	8.29%	8.40%
Growth rate used to extrapolate cash flow projections	1.10%	1.15%
Impairment charged against goodwill	€ 0	€ 0	0
Specialties
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Period of time of approved financial budgets used for calculating recoverable amount of cash-generating units	5 years
Post-tax discount rate applied to post-tax cash flow projections	10.17%	8.47%
Growth rate used to extrapolate cash flow projections	1.10%	1.15%
Impairment charged against goodwill	€ 0	€ 0	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	48,512,000	48,512,000
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	48,512,000	48,512,000	48,512,000
Goodwill | Rubber
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	27,547,000	27,547,000
Goodwill | Specialties
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	20,965,000	20,965,000
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	15,359,000	22,750,000
Customer Relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	64,372,000	64,804,000	64,571,000
Know-how, Production Technologies, Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	32,375,000	35,712,000
Know-how, Production Technologies, Patents | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	56,290,000	55,900,000	55,900,000
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	9,840,000	10,987,000
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	€ 17,200,000	€ 17,200,000	€ 17,200,000
Technology-based intangible assets | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets remaining useful lives	2 years 6 months
Technology-based intangible assets | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets remaining useful lives	9 years 6 months